Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
November 30, 2021
AZI-NPRT1-0122
1.810709.117
Municipal Bonds - 97.1%
	Principal Amount (a)	Value ($)
Arizona - 96.8%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 A, 5% 7/1/35	2,215,000	2,544,274
Series 2015 B, 5% 7/1/31	1,525,000	1,756,376
Series 2015 D:
5% 7/1/34	500,000	574,711
5% 7/1/35	900,000	1,033,791
5% 7/1/41	495,000	567,828
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	1,942,264
Series 2015, 5% 9/1/27	1,500,000	1,737,369
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006, 5% 7/1/32	470,000	471,867
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,295,119
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.898%, tender 1/1/37 (b)(c)	1,000,000	994,850
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,266,880
5% 12/1/42	2,270,000	2,549,050
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
4% 2/1/50	2,000,000	2,308,014
5% 2/1/40	700,000	892,710
Series 2021 A:
4% 2/1/39	500,000	602,059
4% 2/1/40	1,000,000	1,201,754
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	238,711
4% 9/1/36	355,000	423,252
4% 9/1/46	1,000,000	1,158,305
Arizona State Lottery Rev. Series 2019, 5% 7/1/29 (Escrowed to Maturity)	2,000,000	2,588,842
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,827,384
Series 2017A, 5% 7/1/31	385,000	469,826
Arizona State Univ. Revs.:
Series 2019 A, 5% 7/1/43	1,000,000	1,259,157
Series 2020 A:
4% 7/1/40	1,300,000	1,551,864
5% 7/1/39	390,000	503,726
5% 7/1/43	2,925,000	3,747,282
Series 2021 C, 5% 7/1/41	1,000,000	1,311,484
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	404,854
5% 7/1/28	500,000	577,206
5% 7/1/29	455,000	525,258
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	579,261
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (b)(d)	2,000,000	2,072,120
Series 2019, 5%, tender 6/3/24 (b)(d)	3,700,000	4,089,469
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	750,756
5% 7/1/27	1,300,000	1,442,944
Glendale Union School District 205 Series A:
4% 7/1/38 (FSA Insured)	1,000,000	1,219,633
4% 7/1/39 (FSA Insured)	1,000,000	1,216,948
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,310,000	2,812,862
5% 7/1/32	1,000,000	1,212,199
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	1,123,854
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	277,851
5% 7/1/33	435,000	467,508
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,150,571
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,190,514
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,482,411
Series 2019 A:
5% 9/1/29	310,000	390,463
5% 9/1/33	275,000	342,526
5% 9/1/34	680,000	845,607
5% 9/1/35	395,000	490,614
Series 2021 A, 4% 9/1/51	1,500,000	1,729,786
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	500,000	497,589
6% 1/1/48 (e)	500,000	494,770
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,469,464
5% 7/1/34	585,000	726,389
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	200,000	237,583
Series C, 5%, tender 10/18/24 (b)	125,000	141,404
Series 2016 A:
4% 1/1/24	255,000	274,159
5% 1/1/23	40,000	42,056
5% 1/1/24	275,000	301,356
5% 1/1/25	105,000	119,534
5% 1/1/34	2,935,000	3,526,707
5% 1/1/38	2,205,000	2,644,840
Series 2019 F, 4% 1/1/45	1,000,000	1,171,679
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	427,115
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	725,187
Series 2019 A, 5% 7/1/37	1,000,000	1,239,556
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,234,594
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,015,000	3,677,763
Series D, 4% 7/1/34	350,000	425,768
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,368,864
5% 7/1/38	3,850,000	4,555,441
Series 2016, 5% 7/1/39	2,270,000	2,682,910
Mesa Util. Sys. Rev.:
Series 2019 A, 5% 7/1/43	2,015,000	2,524,029
Series 2021, 5% 7/1/45	1,000,000	1,304,095
Northern Arizona Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,032,002
Northern Arizona Univ. Revs.:
Series 2013, 5% 8/1/27	1,000,000	1,064,926
Series 2014, 5% 6/1/29	500,000	550,690
Series 2015, 5% 6/1/30	1,000,000	1,140,058
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,278,013
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,178,308
5% 7/1/29 (d)	500,000	534,690
Series 2015 A, 5% 7/1/45	4,100,000	4,693,836
Series 2017 A:
5% 7/1/33 (d)	25,000	30,118
5% 7/1/35 (d)	2,425,000	2,921,683
5% 7/1/42 (d)	2,000,000	2,405,283
Series 2017 D, 5% 7/1/31	2,000,000	2,434,578
Series 2019 A, 5% 7/1/49	2,220,000	2,741,305
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	100,000	125,461
5% 7/1/35	1,000,000	1,240,596
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	3,010,086
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,184,563
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2020 A, 5% 7/1/44	1,000,000	1,283,092
Series 2021 A, 5% 7/1/45	3,730,000	4,887,497
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,177,998
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,419,029
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,766,029
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	390,232
5% 7/1/27 (d)	400,000	410,770
Pima County Ctfs. of Prtn. Series 2014, 5% 12/1/27	1,745,000	1,903,628
Pima County Indl. Dev. Auth. Rev. Series 2021 A, 4% 4/1/46	2,000,000	2,345,103
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	30,000	30,837
5% 7/1/25	1,600,000	1,644,224
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A, 5% 12/1/34	1,600,000	1,835,416
Series A, 5% 1/1/37	520,000	669,305
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	4,079,373
5.5% 12/1/29	3,000,000	3,891,194
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	464,446
Tempe Excise Tax Rev. Series 2016:
5% 7/1/28	315,000	375,639
5% 7/1/29	500,000	594,511
5% 7/1/30	325,000	385,626
5% 7/1/31	375,000	444,768
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	500,000	543,812
Tucson Ctfs. of Prtn.:
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	596,710
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,472,320
Tucson Wtr. Rev. Series 2017, 5% 7/1/34	1,000,000	1,212,170
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2013, 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,084,175
Univ. of Arizona Univ. Revs.:
Series 2014, 5% 8/1/28	1,000,000	1,115,999
Series 2015 A 5% 6/1/30	2,500,000	2,871,580
Series 2016, 5% 6/1/38	1,000,000	1,180,942
Series 2019 A, 5% 6/1/41	1,965,000	2,465,583
Series 2020 C:
5% 8/1/22	920,000	949,494
5% 8/1/24	800,000	898,542
5% 8/1/26	800,000	959,630
5% 8/1/28	900,000	1,134,584
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/27	1,000,000	1,227,435
5% 7/1/28	1,315,000	1,655,379
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,151,237
Series 2016, 5% 8/1/36	1,305,000	1,522,651
Series 2019:
4% 8/1/43	350,000	405,252
5% 8/1/24	325,000	363,189
5% 8/1/25	400,000	462,547
5% 8/1/26	600,000	715,454
5% 8/1/27	625,000	764,538
5% 8/1/39	1,060,000	1,322,940
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,229,366
TOTAL ARIZONA		185,897,258
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	95,000	102,903

Puerto Rico - 0.2%
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	50,000	57,235
5% 7/1/27	125,000	150,102
5% 7/1/32	95,000	121,715
TOTAL PUERTO RICO		329,052
TOTAL MUNICIPAL BONDS (Cost $174,687,820)		186,329,213

Municipal Notes - 1.0%
	Principal Amount (a)	Value ($)
Arizona - 1.0%
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.3% 12/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g) (Cost $1,920,000)	1,920,000	1,920,000

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $176,607,820)	188,249,213
NET OTHER ASSETS (LIABILITIES) - 1.9%	3,739,594
NET ASSETS - 100.0%	191,988,807

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $992,359 or 0.5% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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